GLOPP STAT SUP-1 053014

Statutory Prospectus Supplement dated May 30, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Opportunities Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Stephen Anness	Portfolio Manager (lead)	2013
Andrew Hall	Portfolio Manager	2014”

The following information replaces in its entirety the information appearing under, and including, the heading “FUND MANAGEMENT – Portfolio Manager” in the statutory prospectus:

“Portfolio Managers

Investment management decisions for the Fund are made by the investment management team at Invesco Asset Management. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Stephen Anness, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2002.

•	Andrew Hall, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Asset Management and/or its affiliates since 2013. From 2009 to 2013, he was an equities analyst at Moore Europe Capital Management and a partner at Bramshott Capital LLP.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

GLOPP STAT SUP-1 053014

AIMF STAT SUP-1 053014

Statutory Prospectus Supplement dated May 30, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco Select Opportunities Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO GLOBAL OPPORTUNITIES FUND – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Stephen Anness	Portfolio Manager (lead)	2013
Andrew Hall	Portfolio Manager	2014”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Global Opportunities Fund” in the statutory prospectus:

•	“Stephen Anness, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2002.

•	Andrew Hall, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Asset Management and/or its affiliates since 2013. From 2009 to 2013, he was an equities analyst at Moore Europe Capital Management and a partner at Bramshott Capital LLP.”

AIMF STAT SUP-1 053014